Total Debt - Fiscal Year Maturities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-term Debt, Fiscal Year Maturity [Abstract]
2013	$ 209,728
2014	0
2015	0
2016	0
Thereafter	0
Total debt	$ 209,728	$ 127,563